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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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     1. Name and address of issuer:

        Skyline Fund
        311 South Wacker Drive, 45th Floor
        Chicago, Illinois  60606

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     2. Name  of  each series or class of funds for which this notice is filed:

        Special Equities Portfolio
        Special Equities II

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     3. Investment Company  Act File Number:    811-5022


        Securities File Number: Act 33-11755

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     4. Last day of fiscal year for which this notice is filed:December 31, 1995

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     5. Check  box  if this notice is being filed more than  180  days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                      [ ]

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     6. Date  of  termination of issuer's declaration under rule
        24f-2(a)(1), if applicable (see Instruction
        A.6:


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     7. Number  and amount of securities of the same class  or  series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        None

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     8. Number  and amount of securities registered during the  fiscal year other than pursuant to rule 24f-2:

        None

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     9. Number and aggregate sale price of securities sold during  the fiscal year:

        Special Equities Portfolio -  690,848 shares;     $11,349,598
        Special Equities II -       1,461,900 shares;      15,771,709
                                                          -----------
                                                          $27,121,307

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    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        Special Equities Portfolio -  690,848 shares;     $11,349,598
        Special Equities II -       1,461,900 shares;      15,771,709
                                                          -----------
                                                          $27,121,307

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    11. Number  and  aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        Special Equities Portfolio -  593,863 shares;     $ 9,858,098
        Special Equities II -         613,104 shares;       6,866,829
                                                          -----------
                                                          $16,724,927

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    12. Calculation of registration fee:

        (i)   Aggregate sale price of securities sold during
              the fiscal year in reliance on rule 24f-2
              (from Item 10):                                    $  27,121,307
                                                                 ---------------

        (ii)  Aggregate price of shares issued in connection
              with dividend reinvestment plans (from Item 11,
              if applicable):                                    +  16,724,927
                                                                 ---------------

        (iii) Aggregate price of shares redeemed or repurchased
              during the fiscal year (If applicable):            - 107,142,828
                                                                 ---------------

        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied as a
              reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                        +          -0-
                                                                 ---------------

        (v)   Net aggregate price of securities sold and
              issued during the fiscal year in reliance
              on rule 24f-2 [line  (i),  plus line  (ii),
              less line (iii), plus line (iv)]
              (if applicable):                                     (63,296,594)
                                                                 ---------------

        (vi)  Multiplier prescribed by Section 6(b) of the
              Securities Act of 1933 or other applicable law
              or regulation (see Instruction C.6):                x 1/29 of 1%
                                                                 --------------

        (vii) Fee due [line (i) or line (v) multiplied by
              line (vi):                                                    -0-
                                                                 --------------

INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III),  (IV),  AND(V) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS  AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR.  See Instruction C.3.

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    13. Check  box  if  fees  are being remitted to  the  Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                      [ ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By  (Signature and Title)*  /s/ Scott C. Blim
                                   -------------------------------------------
                                   Scott C. Blim
                                   Treasurer
                                   -------------------------------------------

        Date  February 12, 1996
            --------------------------

  *Please print the name and title of the signing officer below the signature.
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                         [BELL, BOYD & LLOYD LETTERHEAD]

                                February 21, 1996

Skyline Fund
311 South Wacker Drive
Chicago, IL   60606

Ladies and Gentlemen:

                                RULE 24f-2 NOTICE

          We have represented Skyline Fund, a Massachusetts business trust (the "Fund"), in connection with the filing with the Securities and Exchange Commission of the Fund's Rule 24f-2 Notice for the fiscal year ended December 31, 1995, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the agreement and declaration of trust and bylaws of the Fund and resolutions of its board of trustees authorizing the issuance of shares.
          Based upon the foregoing examination, we are of the opinion that the following shares of beneficial interest, without par value, of the Fund sold during the 1995 fiscal year in reliance upon registration pursuant to Rule 24f-2 were legally issued, fully paid and nonassessable (although shareholders of the Fund may be subject to liability under certain circumstances as described in the prospectus of the Fund included in its registration statement on Form N-1A):


                                                       Shares Sold
                                                  During Period Pursuant
     Series of the Registrant                          to Rule 24f-2
     ------------------------                          -------------

     Special Equities Portfolio                          1,284,711
     Special Equities II                                 2,075,004

          We consent to the filing of this opinion with the Fund's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                   Very truly yours,

                                   /s/ Bell, Boyd & Lloyd